UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  (811-22708)

Brown Advisory Funds
(Exact name of Registrant as specified in charter)

901 South Bond Street Suite 400
Baltimore, MD 21231
(Address of principal executive offices) (Zip code)

David M. Churchill
President
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231
 (Name and address of agent for service)

(410) 537-5400
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.

ANNUAL REPORT

June 30, 2012

Brown Advisory Winslow Sustainability Fund
Brown Advisory Tax Exempt Bond Fund

Statements of Assets and Liabilities
June 30, 2012

	BROWN	BROWN
	ADVISORY	ADVISORY
	WINSLOW	TAX EXEMPT
	SUSTAINABILITY	BOND
	FUND	FUND
ASSETS
Cash	$75,000	$25,000
Total Assets	75,000	25,000
NET ASSETS	$75,000	$25,000
COMPONENTS OF NET ASSETS
Paid-in capital	$75,000	$25,000
NET ASSETS	$75,000	$25,000
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$25,000	$—
Shares outstanding (unlimited shares authorized)	2,500	—
Net asset value per share	$10.00	$—
Investor Shares:
Net assets	$25,000	$25,000
Shares outstanding (unlimited shares authorized)	2,500	2,500
Net asset value per share	$10.00	$10.00
Advisor Shares:
Net assets	$25,000	$—
Shares outstanding (unlimited shares authorized)	2,500	—
Net asset value per share	$10.00	$—

Statements of Changes in Net Assets

	BROWN ADVISORY
	WINSLOW	BROWN ADVISORY
	SUSTAINABILITY	TAX EXEMPT
	FUND	BOND FUND
	Period Ended	Period Ended
	June 30, 2012*	June 30, 2012*
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	$25,000	$—
Investor Shares	25,000	25,000
Advisor Shares	25,000	—
Increase (Decrease) from Capital Share Transactions	75,000	25,000
Increase (Decrease) in Net Assets	75,000	25,000
NET ASSETS
Beginning of period	—	—
End of period	$75,000	$25,000
Undistributed (Accumulated) net investment income (loss)	$—	$—
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	2,500	—
Investor Shares	2,500	2,500
Advisor Shares	2,500	—
Increase in shares	7,500	2,500

*  The Funds commenced operations on June 29, 2012.  The information presented is for the period from June 29, 2012 to June 30, 2012.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
June 30, 2012

Note 1. Organization

The Brown Advisory Winslow Sustainability Fund (“Winslow Sustainability Fund”) and Brown Advisory Tax Exempt Bond Fund (“Tax Exempt Bond Fund”, collectively, the “Funds”) are series of shares of Brown Advisory Funds (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Funds commenced operations on June 29, 2012.  The Funds did not earn any income or incur any expenses during the period ended June 30, 2012.

The investment objective of the Winslow Sustainability Fund is to seek capital appreciation by investing at least 80% of its net assets in equity securities of environmentally sustainable domestic companies.  The investment objective of the Tax Exempt Bond Fund is to seek to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds.

The Winslow Sustainability Fund offers three classes of shares:  Institutional, Investor and Advisor.  Each share class has equal rights as to earnings and assets except that each class bears different shareholder servicing and distribution expenses.  Each share class has exclusive voting rights with respect to matters that affect only that class.  Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon relative net assets.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation – All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Fixed income debt instruments, such as commercial paper, banker’s acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As of June 30, 2012, the Funds held only cash, and had not yet invested in any securities.

B. Securities Transactions and Investment Income – Investment securities transactions are accounted for on the trade date.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Foreign

Notes to Financial Statements
June 30, 2012

dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence.  Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.  Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes.  Distributions deemed to be a return of capital are recorded as a reduction of the cost of the related investments.

C. Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. Dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains and losses that arise from sales of foreign currencies, currency gain or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of the assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

D. Options –When a Fund writes and option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written.  Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gain from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency determining whether a Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchase by a Fund.  A Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.

No options were held during the year ended June 30, 2012.

E. Distributions to Shareholders – The Brown Advisory Winslow Sustainability Fund distributes net investment income, as necessary, on an annual basis.  The Brown Advisory Tax Exempt Bond Fund makes daily distributions of net investment income, which are paid monthly.  Distributions to shareholders of net capital gains, if any, are declared and paid at least annually.  Distributions are recorded on the ex-dividend date.

F. Federal Taxes – Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

The Funds recognize tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain income tax positions that will be taken on returns filed for the open tax year as of June 30, 2012.  The Funds identify their major tax jurisdictions as U.S. Federal and Delaware State; however the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

G. Redemption Fees – A shareholder who redeems or exchanges shares of each Fund within fourteen days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limited exceptions. The

Notes to Financial Statements
June 30, 2012

fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time.

H. Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I. Subsequent Events – In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition through the date the financial statements were issued.

J. Recent Accounting Pronouncements – In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  At this time, Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Note 3. Commitments and Other Related Party Transactions

Investment Adviser – The Adviser does business under the name of Brown Advisory, LLC.  Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, accrued daily and payable monthly, from each Fund at an annual rate of the Fund’s average annual daily net assets as follows:

Annual Advisory Fee
Winslow Sustainability Fund	0.60%
Tax Exempt Bond Fund	0.30%

The Adviser is also entitled to receive a business management fee of 0.05%, accrued daily and payable monthly, of the Funds’ average daily net assets in exchange for its management and oversight of the non-investment advisory services provided to the Funds and the Trust.

Fee Waivers and Expense Reimbursements – The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses to limit total annual operating expenses for each or the class’ average daily net assets for the Funds noted below:

	Institutional Shares	Investor Shares	Advisor Shares
Winslow Sustainability Fund	1.00%	1.15%	1.35%
Tax Exempt Bond Fund	0.55%*	0.60%	0.80%*

*  Not currently available for purchase.

These expense caps are in place through October 31, 2014.  Each expense cap may be renewed annually thereafter by the Board of Trustees.  The Adviser is permitted to seek reimbursement from the Funds for fees waived and/or Fund expenses it pays over the following three years after such payment.  The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.  As of June 30, 2012, the Adviser has not waived any fees or expenses in the Funds.

Notes to Financial Statements
June 30, 2012

Distribution – Quasar Distributors, LLC (“the Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  The Distributor is an affiliate of the Administrator.

Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, each Fund pays the Distributor, or any other entity as authorized by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities an aggregate annual fee equal to 0.25% of the average daily net assets of the Advisor Shares.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser, for any distribution or service activity.

The Trust has also adopted a Shareholder Servicing Plan for Investor Shares and Advisor Shares of the Funds.  The shareholder servicing fees, accrued daily and payable monthly, are used to compensate financial institutions and/or the Adviser for shareholder services provided to the Funds.  The annual Shareholder Servicing Fees, based on the average daily net assets of the respective share classes of the Funds, are as follows:

	Investor Shares	Advisor Shares
Winslow Sustainability Fund	0.15%	0.15%
Tax Exempt Bond Fund	0.05%	0.05%

Other Service Providers – U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”), and in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant and transfer agent.  Certain officers of the Trust are also employees of USBFS.

Note 4. Purchases and Sales of Securities

The Funds did not purchase or sell any securities for the fiscal year ended June 30, 2012.

Note 5. Federal Income Tax and Investment Transactions

At June 30, 2012, the Funds did not have any distributable earnings or accumulated losses on a tax basis. The Funds did not make any distributions for the fiscal year ended June 30, 2012.

Note 6. Proposed Reorganization

The Board of Trustees of the Brown Advisory Funds has approved a plan of reorganization (the “Reorganization”) whereby the Winslow Green Growth Fund (a series of Professionally Managed Portfolios, a Massachusetts statutory trust) will reorganize into the Winslow Sustainability Fund.  The Reorganization will entail the transfer of all of the assets and liabilities of the Winslow Green Growth Fund in exchange for shares of the Winslow Sustainability Fund.

In the third quarter of 2012, shareholders of the Winslow Green Growth Fund will receive a proxy statement/prospectus which will contain pertinent details regarding the proposed Reorganization.  The proxy statement/prospectus will also provide shareholders an opportunity to vote on the proposals regarding the Reorganization.  If shareholders of the Winslow Green Growth Fund approve the Reorganization, the Reorganization will take effect on or about October 19, 2012.  At that time, holders of Investor Class and Institutional Class shares of the Winslow Green Growth Fund would, in effect, exchange those shares on a tax-free basis for Advisor Class and Institutional Class shares of the Winslow Sustainability Fund, respectively.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
the Brown Advisory Funds

We have audited the accompanying statements of assets and liabilities of Brown Advisory Winslow Sustainability Fund and Brown Advisory Tax Exempt Bond Fund (collectively the “Funds”), each a series of Brown Advisory Funds (the “Trust”), as of June 30, 2012, and the statement of changes in net assets for the period then ended.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we engaged to perform an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Brown Advisory Winslow Sustainability Fund and Brown Advisory Tax Exempt Bond Fund as of June 30, 2012 and the changes in their net assets for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 27, 2012

Trustees and Executive Officers

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and each of the Funds.  The current Trustees and Officers of the Trust, their ages and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held during the past five years are set forth in the table below.

Number of
				Portfolios	Other
		Term of		in Fund	Directorships
		Office and		Complex	Held During
Name, Age	Position with	Length of	Principal Occupation(s)	Overseen by	the Past
and Address	the Trust	Time Served	During Past 5 Years	Trustees	5 Years
Independent Trustees of the Trust(1)

Henry H. Hopkins	Trustee	Indefinite Term;	Retired; Formerly, Vice President and Chief	2	None.
Age: 69		Since May 2012	Legal Counsel, T. Rowe Price Associates, Inc.
c/o Brown Advisory, LLC			(investment management firm) (1998 to 2008).
901 South Bond Street
Suite 400
Baltimore, MD 21231

Kyle P. Legg	Trustee	Indefinite Term;	Retired; Formerly President and Chief Executive	2	Director, SunTrust
Age: 60		Since May 2012	Officer, Legg Mason Capital Management, LLC		Banks, Inc. (bank
c/o Brown Advisory, LLC			(investment management firm) (2006 to 2009).		holding company)
901 South Bond Street					(since 2011);
Suite 400					Director, Eastman
Baltimore, MD 21231					Kodak Co. (printing
equipment and supplies
company) (since 2010).

Thomas F. O’Neil III	Trustee	Indefinite Term;	President, Saranac Group LLC (strategic	2	None.
Age: 55		Since May 2012	consulting firm) (since 2010); Formerly, Executive
c/o Brown Advisory, LLC			Vice Chairman (previously, Senior Vice President,
901 South Bond Street			General Counsel and Secretary) WellCare Health
Suite 400			Plans, Inc. (managed healthcare organization)
Baltimore, MD 21231			(2008 to 2009); Formerly, Partner and Joint
Global Practice Group Leader, DLA Piper US LLP
(law firm) (2002 to 2008).

Neal F. Triplett, CFA	Trustee	Indefinite Term;	President, DUMAC, Inc. (university endowment	2	None.
Age: 41		Since May 2012	investment organization) (since 1999).
c/o Brown Advisory, LLC
901 South Bond Street
Suite 400
Baltimore, MD 21231

Trustees and Executive Officers

Number of
				Portfolios	Other
		Term of		in Fund	Directorships
		Office and		Complex	Held During
Name, Age	Position with	Length of	Principal Occupation(s)	Overseen by	the Past
and Address	the Trust	Time Served	During Past 5 Years	Trustees	5 Years
Interested Trustees and Officers of the Trust

Michael D. Hankin(2)	Trustee	Indefinite Term	President and Chief Executive Officer, Brown	2	None.
Age: 54		Since May 2012	Advisory Incorporated and affiliates (investment
c/o Brown Advisory			management firm) (since 1993).
Incorporated
901 South Bond Street
Suite 400
Baltimore, MD 21231

Joseph R. Hardiman(2)	Chairman	Indefinite Term;	Business Consultant (financial services industry	2	Director of Franklin
Age: 75	and Trustee	Since May 2012	consulting) (since 1997); Formerly; Director of		Resources, Inc.
c/o Brown Advisory, LLC			Brown Advisory Incorporated (investment		(investment
901 South Bond Street			management firm) (2001 to 2012).		management firm)
Suite 400					(since 2005).
Baltimore, MD 21231

David M. Churchill	President/	Indefinite Term;	Chief Financial Officer, Brown Advisory	Not	Not
Age: 46	Principal	Since May 2012	Incorporated and affiliates (investment	Applicable.	Applicable.
c/o Brown Advisory	Executive		management firm) (since 1993).
Incorporated	Officer
901 South Bond Street
Suite 400
Baltimore, MD 21231

Jason Meix	Treasurer/	Indefinite Term;	Assistant Vice President, U.S. Bancorp Fund	Not	Not
Age: 33	Principal	Since May 2012	Services, LLC (fund administrative services firm)	Applicable.	Applicable.
c/o Brown Advisory, LLC	Financial		(since 2008); Formerly, Senior Associate,
901 South Bond Street	Officer		PricewaterhouseCoopers LLP (independent
Suite 400			registered public accounting firm) (2005 to 2008).
Baltimore, MD 21231

Tyler J. Mills	Vice President	Indefinite Term;	Mutual Fund Product Manager, Brown Advisory,	Not	Not
Age: 32		Since May 2012	LLC (investment management firm) (since 2009);	Applicable.	Applicable.
c/o Brown Advisory			Senior Consultant, Accenture LLP (management
Incorporated			consulting firm) (2008 to 2009).
901 South Bond Street
Suite 400
Baltimore, MD 21231

Edward L. Paz	Secretary	Indefinite Term;	Vice President and Counsel, U.S. Bancorp Fund	Not	Not
Age: 41		Since May 2012	Services, LLC (fund administrative services firm)	Applicable.	Applicable.
c/o Brown Advisory, LLC			(since 2007); Formerly, Associate, Godfrey &
901 South Bond Street			Kahn, S.C. (law firm) (2005 to 2007).
Suite 400
Baltimore, MD 21231

Brett D. Rogers	Chief	Indefinite Term;	Chief Compliance Officer, Brown Advisory	Not	Not
Age: 36	Compliance	Since May 2012	Incorporated and affiliates (investment	Applicable.	Applicable.
c/o Brown Advisory	Officer		management firm) (since 2009); Formerly,
Incorporated			Director, Compliance and Risk, Deutsche Asset
901 South Bond Street	Anti-Money	Indefinite Term:	Management (investment management firm)
Suite 400	Laundering	Since May 2012	(2003 to 2009).
Baltimore, MD 21231	Officer

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).
(2)
Mr. Hankin is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with Brown Advisory Incorporated, the parent company of the Adviser, and Mr. Hardiman is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his previous position with Brown Advisory Incorporated.

Information About Proxy Voting (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 800-540-6807 and by accessing the Funds’ website at www.brownadvisoryfunds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at 800-540-6807. In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

Information About the Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 800-540-6807. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ schedules of portfolio holdings are posted on their website at www.brownadvisoryfunds.com within ten business days after calendar quarter end.

Householding (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent toll free at 1-800-540-6807 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

BROWN ADVISORY FUNDS

At Brown Advisory Funds, we believe that you deserve sincere and open communication on all issues relating to our relationship.

In this spirit, we wish to provide to you a summary of certain of our policies relating to confidentiality and privacy of shareholder information.

CONFIDENTIALITY AND PRIVACY POLICY

Brown Advisory Funds takes confidentiality of your personal information and privacy of your account very seriously.

Our commitment to safeguard your personal information goes beyond our legal obligations, and the principles that guide the way in which we conduct business are built upon the core values of trust, confidence and integrity. By adhering to the practices described in this policy, we affirm our continuing commitment to protecting your privacy.

Brown Advisory Funds collects only relevant information from shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We obtain non-public financial and other personal information (“Personal Information”) about you directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

We maintain physical, electronic and procedural safeguards that comply with applicable laws and regulations to protect your Personal Information, and we continually assess new technology with the aim of adding new safeguards to those we have in place. For example, we take many measures to protect your Personal Information while it is stored electronically.

In the normal conduct of our business, it may become necessary for us to share your Personal Information with companies who are under contract to perform services on behalf of Brown Advisory Funds. For example, those who may receive this information include the companies that provide Brown Advisory Funds with transfer agent, technology and administrative services, as well as the investment adviser, Brown Investment Advisory Incorporated, who is an affiliate of Brown Advisory Funds. If you maintain a retirement/educational custodial account directly with Brown Advisory Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. We limit access to your Personal Information to only those employees of Brown Advisory Funds’ service providers with a business reason to know such information.

We do not sell Personal Information about current or former shareholders or their accounts to any third parties, and we have policies and procedures intended to prevent the disclosure of such Personal Information to third parties unless necessary to support the operations and administration of the Brown Advisory Funds, the Brown Advisory Funds’ compliance with applicable laws and regulations, or as otherwise permitted by law.

We strive to keep our records of your information accurate, and we take immediate steps to correct errors. If there are any inaccuracies in your statements or in any other communications from us, please contact us or contact your investment professional.

This is our policy as of September 2006. This privacy policy applies to individuals, and we reserve the right to change any or all of the principles, along with related provisions, at any time.

INVESTMENT ADVISER
Brown Advisory, LLC
901 South Bond Street
Suite 400
Baltimore, MD 21231
www.brownadvisory.com

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 540-6807

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Dechert, LLP
1775 I Street, NW
Washington, DC 20006

	Institutional Shares		Investor Shares		Advisor Shares
	Symbol	CUSIP	Symbol	CUSIP	Symbol	CUSIP
Brown Advisory
Winslow Sustainability Fund	BAFWX	115233207	BIAWX	115233308	BAWAX	115233405
Brown Advisory
Tax Exempt Bond Fund	—	—	BIAEX	115233108	—	—

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the Registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has not designated an audit committee financial expert.  The Registrant has determined that it will retain the services of an independent third party to assist it if circumstances arise that require specific investment company auditing expertise.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Brown Advisory Winslow Sustainability Fund

	FYE 6/30/2012	FYE 6/30/2011
Audit Fees	$750	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Brown Advisory Tax Exempt Bond Fund

	FYE 6/30/2012	FYE 6/30/2011
Audit Fees	$750	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant.  All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the Registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Brown Advisory Winslow Sustainability Fund

Non-Audit Related Fees	FYE 6/30/2012	FYE 6/30/2011
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Brown Advisory Tax Exempt Bond Fund

Non-Audit Related Fees	FYE 6/30/2012	FYE 6/30/2011
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By (Signature and Title)* /s/ David M. Churchill
 David M. Churchill, President

Date  September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David M. Churchill
 David M. Churchill, President

Date   September 7, 2012

By (Signature and Title)* /s/ Jason T. Meix
 Jason T. Meix, Treasurer

Date   September 7, 2012

* Print the name and title of each signing officer under his or her signature.